Statement of comprehensive income, profit or loss, by function of expense (Statement) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Interest income	€ 13,403	€ 10,962
Financial assets at fair value through other comprehensive income, income statements	1,304	814
Financial assets at amortised cost, income statements	10,395	8,849
Other interest income	1,704	1,299
Interest expense	4,852	4,007
Interest income (expense)	8,551	6,955
Dividend income	76	125
Share of profit (loss) of associates and joint ventures accounted for using equity method	15	(5)
Fee and commission income	3,964	3,311
Fee and commission expense	1,314	996
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net	39	121
Gains or losses on financial instruments held for trading net	11	463
Gains (losses) on financial assets not designated as held for sale through profit or loss, mandatorily measured at fair value	(35)	280
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net	348	96
Gains (losses) on hedging instrument, fair value hedges	16	(81)
Gains (losses) on exchange differences on translation, net of tax	716	206
Miscellaneous other operating income	297	340
Miscellaneous other operating expense	1,803	997
Income arising from insurance contracts	1,537	1,350
Expense arising from insurance contracts	908	909
Gross profit	11,509	10,259
Administrative expenses	4,401	3,983
Employee benefits expense	2,587	2,371
Other expense, by function	1,815	1,612
Depreciation and amortisation expense	652	615
Provision or reversal of provisions	112	928
Impairment loss on financial assets	1,441	1,580
Impairment financial assets measured at cost	1,391	1,587
Impairment Financial Assets Measured At Fair Value Through Other Comprehensive Income	50	(8)
Profit (loss) from operating activities	4,903	3,153
Impairment or reversal of impairment investments in subsidiaries joint ventures and associates	(19)	0
Impairment or reversal of impairment on non financial assets	0	196
Impairment tangible assets	(22)	158
Impairment loss recognised in profit or loss, intangible assets other than goodwill	5	5
Other impairment non financial assets	17	33
Gains(losses) on derecognized of non financial assets and subsidiaries net	(15)	5
Negative goodwill recognised in profit and loss	0	0
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations	(120)	(73)
Profit (loss) before tax	4,787	2,889
Tax expense (income)	1,668	782
Profit (loss) from continuing operations	3,119	2,107
Profit (loss) from discontinued operations	0	280
Profit (loss)	3,119	2,387
Profit (loss), attributable to non-controlling interests	117	476
Profit (loss), attributable to owners of parent	€ 3,001	€ 1,911
Basic earnings (loss) per share	€ 0.45	€ 0.26
Basic earnings (loss) per share from continuing operations	0.45	0.21
Diluted earnings (loss) per share from continuing operations	0.45	0.21
Basic earnings (loss) per share from discontinued operations	0	0.04
Diluted earnings (loss) per share from discontinued operations	€ 0	€ 0.04